Goodwill (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Goodwill (Details) [Line Items]
Net assets			$ 49,255,718
Goodwill	$ 56,387,027	$ 56,387,027	$ 56,387,027	$ 56,387,027
Quality International [Member]
Goodwill (Details) [Line Items]
Noncash or part noncash acquisition, interest acquired	52.00%
Subsidiary, ownership percentage, parent	52.00%
Quality International [Member]
Goodwill (Details) [Line Items]
Asset acquisition, price of acquisition, expected	$ 82,000,000